Note 7 Guarantees Received (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Guarantees received [Line Items]
Impaired financial assets at amortised cost	€ 189,602	€ 166,013	€ 166,042
Value of collateral [Member]
Guarantees received [Line Items]
Impaired financial assets at amortised cost	136,141	125,963	117,362
Value of collateral [Member] | Of which guarantees normal risks under special monitoring [Member]
Guarantees received [Line Items]
Impaired financial assets at amortised cost	14,274	12,826	11,768
Value of collateral [Member] | Of which guarantees non performing risks [Member]
Guarantees received [Line Items]
Impaired financial assets at amortised cost	4,035	3,440	3,981
Value of other guarantees [Member]
Guarantees received [Line Items]
Impaired financial assets at amortised cost	53,462	40,050	48,680
Value of other guarantees [Member] | Of which guarantees normal risks under special monitoring [Member]
Guarantees received [Line Items]
Impaired financial assets at amortised cost	4,864	4,963	7,404
Value of other guarantees [Member] | Of which guarantees non performing risks [Member]
Guarantees received [Line Items]
Impaired financial assets at amortised cost	€ 1,226	€ 984	€ 886